ORGANIZATION AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization And Basis Of Presentation [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

Note 1 - Business Organization, Nature of Operations

INmune Bio, Inc. (“INmune”) was organized in the State of Nevada on September 25, 2015 and is an early stage specialty pharmaceutical company focused on developing and commercializing our product candidates to treat diseases where the innate immune system is not functioning normally and contributing to the patient’s disease. INmune’s proprietary is to focus on the innate immune system that include natural killer cells (“NK cells”), myeloid derived suppressor cells (“MDSC cells”), microglial cells and dendritic cells (“DC cells”), which are believed to offer unique therapeutic opportunities. INmune plans to develop their three existing drug platforms: INKmune (“INKmune”) which primes NK cells, INB03 (“INB03”) which down regulates MDSC cells and XPro1595 that targets microglial cell activation in the brain – a cause of neuroinflammation. Together or individually, the Company expects that these therapies will harness the innate immune system to provide a unique set of therapies for patients with innate immune system dysfunction.

INmune Bio International Ltd (England) (“INmune UK”) is a wholly owned subsidiary of INmune that was formed on April 6, 2016 in the United Kingdom (“UK”). INmune UK was duly organized under the laws of England and has 1,000 shares owned by INmune. The Company will perform its drug manufacturing and currently performs its drug research and development in the UK and will continue to perform research and development activities in this region. The UK has a research and development (“R&D”) rebate program that allows the Company to recover some of its R&D expenses (see further discussion in Note 4).

On March 28, 2018, the Company acquired 100% of INmune Bio Australia Pty Ltd (Australia) (“INmune Australia”). INmune Australia had no assets or liabilities on the acquisition date, and was acquired for approximately $2,000. INmune Australia performs drug research and development and clinical trials in Australia and will continue to perform research and development activities in this region. Australia has an R&D rebate program that allows the Company to recover some of its R&D expenses (see further discussion in Note 4).

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Organization

INmune Bio, Inc. (“INmune”) was originally organized in the State of Nevada on September 25, 2015 and is an early stage specialty pharmaceutical company focused on developing and commercializing our product candidates to treat diseases where the innate immune system is not functioning normally and contributing to the patient’s disease. INmune’s proprietary is to focus on the innate immune system that include natural killer cells (“NK cells”), myeloid derived suppressor cells (“MDSC cells”) and dendritic cells (“DC cells”), which are believed to offer unique therapeutic opportunities. INmune plans to develop their two existing drug platforms: INKmune (“INKmune”) which primes NK cells and INB03 (“INB03”) which down regulates MDSC cells. Together or individually, the Company expects that these therapies will harness the innate immune system to provide a unique set of therapies for patients with cancer.

INmune Bio International Ltd (England) (“INmune UK”) is a wholly owned subsidiary of INmune that was formed on April 6, 2016 in the United Kingdom (“UK”). INmune UK was duly organized under the laws of England and has 1,000 shares owned by INmune. The Company will perform its drug manufacturing and currently performs its drug research and development in the UK and will continue to perform research and development activities in this region. The UK has a research and development (“R&D”) rebate program that allows the Company to recover some of its R&D expenses (see further discussion in Note 4).

On March 28, 2018, the Company acquired 100% of INmune Bio Australia Pty Ltd (Australia) (“INmune Australia”). INmune Australia had no assets or liabilities on the acquisition date and was acquired for approximately $2,000. INmune Australia performs drug research and development and clinical trials in Australia and will continue to perform research and development activities in this region. Australia has an R&D rebate program that allows the Company to recover some of its R&D expenses (see further discussion in Note 4).

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements of the Company have been prepared in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America and the rules of the Securities and Exchange Commission (“SEC”).

The consolidated financial statements herein have been prepared in accordance with GAAP and include the accounts of INmune and its wholly-owned subsidiaries, INmune UK and INmune Australia (collectively the “Company”). All significant intercompany accounts and transactions have been eliminated.